Provisions for pensions and similar obligations (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions for pensions and similar obligations [Abstract]
Provisions for pensions and similar obligations	R$ 3,357,654	R$ 3,923,457	R$ 2,710,627
SantanderPrevi defined contribution amount
SantanderPrevi defined contribution amount	89,959	R$ 86,449	R$ 87,603
SBPREV defined contribution amount
SBPREV - Santander Brasil Open Pension Plan defined contribution amount	R$ 1,597
Actuarial Techniques
Nominal discount rate for actuarial obligation and calculation of interest on assets - Banesprev, Sanprev, SantanderPrevi, Bandeprev and other plans	9.10%	9.53%	10.90%
Nominal discount rate for actuarial obligation and calculation of interest on assets - Cabesp, Law 9,656 and other obligations	9.30%	9.65%	10.80%
Estimated long-term inflation rate - Banesprev, Sanprev, SantanderPrevi, Bandeprev and other plans	4.00%	4.00%	4.50%
- Banesprev, Sanprev, SantanderPrevi, Bandeprev Básico and Other Plans - 5.0% (2017 - 5.0% and 2016 - 5.0%).	5.00%	5.00%	5.00%
Actual return on plan assets
Actual return on plan assets	R$ 3,823,004	R$ 3,021,950	R$ 4,900,380